Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Schedule of intangible assets, net, by major classes
	rHuEPO	hCDR1	Total
Cost:

Balance at January 1, 2018	-	380	380

Amortized cost at December 31, 2018	-	380	380

	rHuEPO	hCDR1	Total
Cost:

Balance at January 1, 2017	-	253	253

Additions during the year	-	127	127

Amortized cost at December 31, 2017	-	380	380

	rHuEPO	hCDR1	Total
Cost:

Balance at January 1, 2016	848	189	1,037

Additions during the year	-	64	64
Impairment of intangible assets	(848)	-	(848)

Amortized cost at December 31, 2016	-	253	253